UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2015 to August 31, 2015

Commission File Number of issuing entity: 333-185213-07

HYUNDAI AUTO RECEIVABLES TRUST 2015-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185213

HYUNDAI ABS FUNDING CORPORATION

(Exact name of depositor as specified in its charter)

HYUNDAI CAPITAL AMERICA

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

33-0978453

(I.R.S. Employer Identification No. of the depositor)

3161 MICHELSON DRIVE, SUITE 1900

IRVINE, CALIFORNIA 92612

(Address of principal executive offices of the issuing entity)

(949) 732-2697

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

Asset Backed Notes, Class A-1	☐	☐	☒

Asset Backed Notes, Class A-2-A	☐	☐	☒

Asset Backed Notes, Class A-2-B	☐	☐	☒

Asset Backed Notes, Class A-3	☐	☐	☒

Asset Backed Notes, Class A-4	☐	☐	☒

Asset Backed Notes, Class B	☐	☐	☒

Asset Backed Notes, Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Hyundai Auto Receivables Trust 2015-B are set forth in the Monthly Servicer’s Report attached as Exhibit 99.1.

No assets securitized by Hyundai ABS Funding Corporation (the “Securitizer”) and held by Hyundai Auto Receivables Trust 2015-B were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 1, 2015 to August 31, 2015.  Please refer to the Form ABS-15G filed by the Securitizer on January 30, 2015 for additional information.  The CIK number of the Securitizer is 0001260125.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings

Citibank, N.A. (“Citibank”) is acting as Indenture Trustee of this ABS transaction.  In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions.  Certain of these Citibank as trustee-related matters are disclosed herein.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts.  On November 24, 2014, plaintiffs sought leave to withdraw this action.  On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York. This action relates to one private-label RMBS trust for which Citibank formerly served as trustee. FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts.  However, Citibank denies liability and continues to vigorously defend against these litigations.  Furthermore, neither the above-disclosed litigation nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Indenture Trustee under the Sale & Servicing Agreements for this ABS transaction.

Item 9. Exhibits.

99.1	Monthly Servicer’s Report.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: September 23, 2015	HYUNDAI ABS FUNDING CORPORATION (Depositor)

	By:	/s/ Sukjin Oh
Name: Sukjin Oh
Title: Vice President and Treasurer

S-1

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly Servicer’s Report for the period from August 1, 2015 to August 31, 2015.